UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)

Semi-Annual Report
April 30, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	5
Global X Copper Miners ETF	10
Global X Uranium ETF	15
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	31
Disclosure of Fund Expenses	47
Approval of Investment Advisory Agreement	49
Supplemental Information	54

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 1.1%
Materials — 1.1%
Azure Minerals * (A)	6,326,575	$1,483,676
Kingsgate Consolidated * (A)	5,029,048	5,128,546
Silver Mines * (A)	29,503,878	5,032,072

TOTAL AUSTRALIA		11,644,294
BOSNIA AND HERZEGOVINA — 1.2%
Materials — 1.2%
Adriatic Metals, Cl CDI * (A)	7,048,936	12,673,618

BRAZIL — 23.5%
Materials — 23.5%
Wheaton Precious Metals	5,384,544	241,550,644

CANADA — 45.1%
Materials — 45.1%
AbraSilver Resource * (A)	9,401,890	3,310,395
Aftermath Silver * (A)	1,615,380	347,584
Alexco Resource * (A)	4,093,178	4,461,564
Almaden Minerals *	2,756,280	816,410
Americas Gold & Silver * (A)	4,555,708	4,063,618
Aurcana Silver *	4,165,024	635,484
Aya Gold & Silver * (A)	2,438,431	15,339,764
Bear Creek Mining *	2,907,274	2,706,980
Blackrock Silver *	1,772,900	1,567,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Discovery Silver * (A)	6,293,567	$7,485,014
Endeavour Silver * (A)	4,750,075	18,002,784
First Majestic Silver (A)	4,091,037	42,477,259
Fortuna Silver Mines * (A)	7,691,886	27,022,862
GoGold Resources * (A)	7,286,489	14,424,175
Great Panther Mining * (A)	11,265,896	2,365,838
IMPACT Silver * (A)	1,529,484	496,644
MAG Silver *	2,325,913	34,468,755
McEwen Mining * (A)	10,279,878	6,889,574
New Pacific Metals * (A)	2,180,589	6,978,294
Pan American Silver	4,676,952	115,848,101
Prime Mining * (A)	2,193,784	5,201,021
Silvercorp Metals (A)	4,511,182	13,695,385
SilverCrest Metals *	3,721,214	28,213,735
SSR Mining	4,690,182	103,230,906
Vizsla Silver *	2,484,922	4,005,273

TOTAL CANADA		464,054,945
MEXICO — 8.2%
Materials — 8.2%
Fresnillo	4,927,469	47,969,359
Industrias Penoles	3,312,388	36,471,407

TOTAL MEXICO		84,440,766
PERU — 7.4%
Materials — 7.4%
Cia de Minas Buenaventura SAA ADR	5,314,015	50,164,302
Hochschild Mining	8,382,407	12,418,381
Volcan Cia Minera SAA *	61,970,994	13,878,920
TOTAL PERU		76,461,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.5%
Materials — 0.5%
Polymetal International	1,638,816	$5,104,711

SOUTH KOREA — 5.2%
Materials — 5.2%
Korea Zinc	117,360	53,821,146

UNITED KINGDOM — 0.1%
Materials — 0.1%
Aclara Resources * (A)	1,602,672	739,859

UNITED STATES — 7.4%
Materials — 7.4%
Coeur Mining *	6,770,927	24,578,465
Gatos Silver *	1,195,355	4,040,300
Gold Resource	2,254,761	4,126,213
Golden Minerals * (A)	2,748,285	1,113,055
Hecla Mining	8,136,409	42,390,691

TOTAL UNITED STATES		76,248,724
TOTAL COMMON STOCK
(Cost $1,121,672,283)		1,026,740,310

SHORT-TERM INVESTMENT(B)(C) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $31,572,426)	31,572,426	31,572,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.2%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $22,628,757 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,802,088 - $2,423,032, 0.250%, 09/30/2025, with a total market value of $23,066,725)

(Cost $22,628,304)	$22,628,304	$22,628,304
TOTAL INVESTMENTS — 105.0%
(Cost $1,175,873,013)		$1,080,941,040

Percentages are based on Net Assets of $1,029,231,495.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $46,662,041.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $54,200,730.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,026,740,310	$—	$—	$1,026,740,310
Short-Term Investment	31,572,426	—	—	31,572,426
Repurchase Agreement	—	22,628,304	—	22,628,304
Total Investments in Securities	$1,058,312,736	$22,628,304	$—	$1,080,941,040

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA — 26.8%
Materials — 26.8%
Aurelia Metals *	890,184	$284,675
Bellevue Gold *	780,989	532,810
Capricorn Metals *	253,723	748,281
De Grey Mining *	856,849	733,750
Firefinch *	866,073	689,333
Gold Road Resources	658,946	728,177
Mincor Resources NL *	325,464	578,228
OceanaGold *	556,042	1,392,226
Perseus Mining	951,867	1,342,744
Ramelius Resources	668,994	717,886
Red 5 *	1,841,591	536,579
Regis Resources	589,951	876,231
Silver Lake Resources *	730,839	966,031
SolGold *	898,372	323,707
St. Barbara	636,754	604,101
West African Resources *	746,468	721,451
Westgold Resources *	362,928	421,691

TOTAL AUSTRALIA		12,197,901
BURKINA FASO — 4.2%
Materials — 4.2%
Endeavour Mining (A)	77,965	1,917,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 39.4%
Materials — 39.4%
Alamos Gold, Cl A	232,439	$1,815,063
B2Gold	425,764	1,815,589
Dundee Precious Metals (A)	152,186	885,931
Endeavour Silver *	141,461	542,357
Equinox Gold *	213,179	1,527,890
K92 Mining * (A)	170,417	1,220,074
Karora Resources *	101,521	524,266
Lundin Gold *	58,468	473,490
McEwen Mining * (A)	307,820	206,301
New Gold *	498,371	729,200
Novagold Resources *	191,174	1,189,102
Orla Mining * (A)	112,251	478,673
Osisko Mining *	228,463	723,974
Sabina Gold & Silver *	305,290	315,311
Seabridge Gold *	52,337	924,271
Skeena Resources *	50,403	467,728
SSR Mining	86,388	1,910,195
Torex Gold Resources *	67,671	761,401
Victoria Gold * (A)	24,038	263,317
Wesdome Gold Mines *	111,918	1,148,034

TOTAL CANADA		17,922,167
EGYPT — 2.2%
Materials — 2.2%
Centamin	879,817	1,011,596

INDONESIA — 9.9%
Materials — 9.9%
Aneka Tambang	6,672,067	1,196,618
Merdeka Copper Gold *	8,999,326	3,290,090

TOTAL INDONESIA		4,486,708

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Gold Explorers ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
KYRGYZSTAN — 3.6%
Financials — 3.6%
Centerra Gold	174,254	$1,621,126

PERU — 0.8%
Materials — 0.8%
Hochschild Mining	250,086	370,498

TURKEY — 4.0%
Materials — 4.0%
Eldorado Gold *	144,349	1,409,550
Koza Altin Isletmeleri *	36,263	420,334

TOTAL TURKEY		1,829,884
UNITED KINGDOM — 1.9%
Materials — 1.9%
Greatland Gold *	3,054,799	510,092
Pan African Resources	1,270,801	348,613

TOTAL UNITED KINGDOM		858,705
UNITED STATES — 7.4%
Materials — 7.4%
Argonaut Gold *	256,251	431,078
Coeur Mining *	202,040	733,405
Hecla Mining	421,231	2,194,614

TOTAL UNITED STATES		3,359,097
TOTAL COMMON STOCK
(Cost $44,155,180)		45,575,619

RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources# *(B)(C)(D)	46,614	—
TOTAL RIGHTS (Cost $—)		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Gold Explorers ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 3.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $1,419,802)	1,419,802	$1,419,802

REPURCHASE AGREEMENT(E) — 2.2%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $1,018,077 (collateralized by various U.S. Treasury Obligations, ranging in par value $81,077 - $109,013, 0.250%, 09/30/2025, with a total market value of $1,037,780)

(Cost $1,018,057)	$1,018,057	1,018,057
TOTAL INVESTMENTS — 105.5%
(Cost $46,593,039)		$48,013,478

Percentages are based on Net Assets of $45,495,141.

*	Non-income producing security.
#	Expiration unavailable.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $2,351,750.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $– and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $– and represents 0.0% of Net Assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $2,437,859.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$41,088,911	$4,486,708	$—	$45,575,619
Rights	—	—	—^	—
Short-Term Investment	1,419,802	—	—	1,419,802
Repurchase Agreement	—	1,018,057	—	1,018,057
Total Investments in Securities	$42,508,713	$5,504,765	$—	$48,013,478

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 17.9%
Materials — 17.9%
29Metals *	9,863,164	$18,995,121
Aeris Resources * (A)(B)(C)	33,447,026	2,712,062
BHP Group	2,578,595	87,977,448
Glencore	14,604,253	91,182,612
OZ Minerals	5,043,874	89,610,883
Sandfire Resources	8,106,449	32,894,499
SolGold * (B)	23,231,748	8,371,013

TOTAL AUSTRALIA		331,743,638
BRAZIL — 1.2%
Materials — 1.2%
ERO Copper *	1,565,856	22,629,287

CANADA — 17.3%
Materials — 17.3%
Altius Minerals	788,281	13,223,853
Capstone Copper *	8,894,742	40,713,775
Copper Mountain Mining * (B)	3,306,757	7,425,682
Filo Mining *	1,573,694	24,724,992
HudBay Minerals	5,362,761	34,533,487
Ivanhoe Mines, Cl A *	10,502,492	84,641,186
Northern Dynasty Minerals * (B)	8,884,293	3,153,924
Solaris Resources * (B)	892,837	8,976,922

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Taseko Mines *	5,616,366	$10,839,586
Teck Resources, Cl B	2,325,172	92,202,744

TOTAL CANADA		320,436,151
CHILE — 9.5%
Materials — 9.5%
Antofagasta	4,589,205	89,364,180
Lundin Mining	9,317,118	85,512,926

TOTAL CHILE		174,877,106
CHINA — 10.9%
Materials — 10.9%
China Gold International Resources * (B)	4,878,100	18,496,138
China Nonferrous Mining	23,301,600	12,057,442
Jiangxi Copper, Cl H	22,266,001	35,529,570
Jinchuan Group International Resources	197,410,200	25,663,339
MMG *	57,299,700	24,756,853
Zijin Mining Group, Cl H	56,840,660	84,759,496

TOTAL CHINA		201,262,838
CYPRUS — 0.4%
Materials — 0.4%
Atalaya Mining (B)	1,547,629	7,334,965

GERMANY — 3.9%
Materials — 3.9%
Aurubis	622,946	71,731,025

JAPAN — 7.1%
Materials — 7.1%
Mitsubishi Materials	2,468,862	38,740,325
Nittetsu Mining	110,088	5,506,099
Sumitomo Metal Mining	1,995,927	87,364,171

TOTAL JAPAN		131,610,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.7%
Materials — 4.7%
Grupo Mexico, Cl B	18,642,650	$87,255,111

MONGOLIA — 3.0%
Materials — 3.0%
Turquoise Hill Resources *	2,036,867	55,484,257

PERU — 4.6%
Materials — 4.6%
Southern Copper	1,374,577	85,594,910

POLAND — 4.5%
Materials — 4.5%
KGHM Polska Miedz	2,525,032	82,477,778

SWEDEN — 4.5%
Materials — 4.5%
Boliden (B)	1,901,745	83,733,599

TURKEY — 0.3%
Industrials — 0.3%
Sarkuysan Elektrolitik Bakir	4,649,028	5,917,684

UNITED KINGDOM — 0.6%
Materials — 0.6%
Central Asia Metals	3,506,944	11,799,887

UNITED STATES — 4.5%
Materials — 4.5%
Freeport-McMoRan	2,040,367	82,736,881

ZAMBIA — 4.8%
Materials — 4.8%
First Quantum Minerals	3,087,477	88,972,872

TOTAL COMMON STOCK
(Cost $1,761,152,961)		1,845,598,584

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Copper Miners ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(D)(E) — 2.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $50,358,540)	50,358,540	$50,358,540

REPURCHASE AGREEMENT(D) — 1.9%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $36,109,863 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,875,683 - $3,866,556, 0.250%, 09/30/2025, with a total market value of $36,808,751)

(Cost $36,109,141)	$36,109,141	36,109,141
TOTAL INVESTMENTS — 104.3%
(Cost $1,847,620,642)		$1,932,066,265

Percentages are based on Net Assets of $1,852,396,256.
*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $2,712,062 and represents 0.1% of Net Assets.

(B)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $79,725,876.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $86,467,681.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Copper Miners ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,711,275,927	$131,610,595	$2,712,062	$1,845,598,584
Short-Term Investment	50,358,540	—	—	50,358,540
Repurchase Agreement	—	36,109,141	—	36,109,141
Total Investments in Securities	$1,761,634,467	$167,719,736	$2,712,062	$1,932,066,265

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 93.3%
AUSTRALIA — 15.2%
Energy — 9.0%
A-Capital Energy * (A)	48,302,303	$4,462,392
Alligator Energy * (A)	143,253,652	8,551,484
Aura Energy * (A)	13,266,814	2,498,440
Bannerman Energy * (A)	61,857,745	10,550,228
Berkeley Energia * (A)	21,894,742	6,756,139
Boss Energy * (A)	12,690,222	24,259,287
Deep Yellow * (A)	17,943,309	12,050,106
Elevate Uranium * (A)	11,920,213	5,336,802
Paladin Energy *	130,843,492	76,246,954
Peninsula Energy * (A)	49,548,419	8,274,737
Vimy Resources * (A)	48,285,522	8,406,971
		167,393,540

Financials — 1.9%
Macquarie Group	241,318	35,495,608

Materials — 4.3%
BHP Group (A)	1,068,482	36,454,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lotus Resources * (A)	33,214,573	$8,143,372
Rio Tinto	488,926	35,025,885
		79,624,117

TOTAL AUSTRALIA		282,513,265
CANADA — 41.4%
Energy — 37.6%
Cameco (A)	17,902,402	464,631,802
Denison Mines * (A)	43,449,714	56,434,823
Fission Uranium * (A)	29,573,839	20,131,638
Forsys Metals * (A)	6,163,214	3,182,756
GoviEx Uranium, Cl A * (A)	23,322,865	6,660,808
IsoEnergy * (A)	2,735,666	8,690,430
Laramide Resources * (A)	8,823,956	4,349,667
Mega Uranium *	16,673,007	4,305,068
NexGen Energy *	21,075,473	104,383,822
Skyharbour Resources *	6,580,704	2,574,510
UEX * (A)	26,192,877	6,968,098
Uranium Royalty * (A)	3,992,767	13,277,461
Western Uranium & Vanadium * (A)	1,669,507	2,272,949
		697,863,832

Industrials — 1.7%
Aecon Group	2,647,935	31,015,678

Materials — 2.1%
Encore Energy * (A)	14,354,730	15,836,758
Global Atomic * (A)	8,124,579	23,012,383
		38,849,141

TOTAL CANADA		767,728,651
CHINA — 2.4%
Energy — 0.5%
CGN Mining *	99,742,900	9,915,622

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
CGN Power, Cl H	122,767,786	$34,736,079

TOTAL CHINA		44,651,701
JAPAN — 6.3%
Industrials — 6.3%
ITOCHU	1,163,388	35,307,515
Mitsubishi Heavy Industries	1,282,523	43,902,358
Sumitomo	2,348,382	37,366,390

TOTAL JAPAN		116,576,263
KAZAKHSTAN — 5.5%
Energy — 5.5%
NAC Kazatomprom JSC GDR	3,504,461	101,839,637

SOUTH AFRICA — 1.9%
Materials — 1.9%
Sibanye Stillwater	9,757,967	34,420,105

SOUTH KOREA — 9.5%
Industrials — 9.5%
Daewoo Engineering & Construction *	7,233,303	38,988,424
Doosan Enerbility *	2,139,538	35,091,149
GS Engineering & Construction	1,002,627	33,567,249
Hyundai Engineering & Construction	961,395	34,100,436
Samsung C&T	369,143	33,945,873

TOTAL SOUTH KOREA		175,693,131
UNITED KINGDOM — 2.7%
Industrials — 2.7%
Yellow Cake *	9,986,147	49,723,866

UNITED STATES — 8.4%
Energy — 8.4%
Centrus Energy, Cl A *	597,417	16,584,296
Energy Fuels * (A)	8,287,027	62,766,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
Uranium Energy * (A)	14,220,596	$60,437,533
Ur-Energy *	11,195,617	15,449,952

TOTAL UNITED STATES		155,238,043
TOTAL COMMON STOCK
(Cost $1,572,927,662)		1,728,384,662

EXCHANGE TRADED FUND — 6.7%
Sprott Physical Uranium Trust * (A)
(Cost $111,212,679)	9,414,235	124,486,969

SHORT-TERM INVESTMENT(B)(C) — 5.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $100,846,010)	100,846,010	100,846,010

REPURCHASE AGREEMENT(B) — 3.9%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $72,427,222 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,767,891 - $7,755,329, 0.250%, 09/30/2025, with a total market value of $73,829,005)

(Cost $72,425,773)	$72,425,773	72,425,773
TOTAL INVESTMENTS — 109.3%
(Cost $1,857,412,124)		$2,026,143,414

Percentages are based on Net Assets of $1,854,014,716.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Uranium ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $157,349,267.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $173,271,783.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,611,808,399	$116,576,263	$—	$1,728,384,662
Exchange Traded Fund	124,486,969	—	—	124,486,969
Short-Term Investment	100,846,010	—	—	100,846,010
Repurchase Agreement	—	72,425,773	—	72,425,773
Total Investments in Securities	$1,837,141,378	$189,002,036	$—	$2,026,143,414

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$1,153,244,709		$45,574,982		$1,811,511,501
Cost of Repurchase Agreement	22,628,304		1,018,057		36,109,141
Cost of Foreign Currency	2,606		1,132		59,280
Investments, at Value	$1,058,312,736	*	$46,995,421	*	$1,895,957,124	*
Repurchase Agreement, at Value	22,628,304		1,018,057		36,109,141
Cash	1,519,194		—		1,813,958
Foreign Currency, at Value	2,606		1,153		58,413
Receivable for Investment Securities Sold	86,046,060		4,168,166		98,032,024
Dividend, Interest, and Securities Lending Income Receivable	1,540,673		7,508		12,270,909
Unrealized Appreciation on Spot Contracts	—		681		—
Receivable for Capital Shares Sold	—		—		8,085,860
Reclaim Receivable	6,247		—		470,498
Total Assets	1,170,055,820		52,190,986		2,052,797,927
Liabilities:
Obligation to Return Securities Lending Collateral	54,200,730		2,437,859		86,467,681
Payable for Investment Securities Purchased	84,672,782		4,208,426		112,786,668
Payable for Capital Shares Redeemed	1,334,728		—		—
Payable due to Investment Adviser	603,809		26,404		1,056,078
Unrealized Depreciation on Spot Contracts	11,890		—		87,003
Custodian Fees Payable	386		6		4,241
Cash Overdraft	—		23,150		—
Total Liabilities	140,824,325		6,695,845		200,401,671
Net Assets	$1,029,231,495		$45,495,141		$1,852,396,256
Net Assets Consist of:
Paid-in Capital	$1,616,998,325		$109,619,051		$1,763,185,813
Total Distributable Earnings/(Loss)	(587,766,830)		(64,123,910)		89,210,443
Net Assets	$1,029,231,495		$45,495,141		$1,852,396,256
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	31,117,318		1,482,054		45,819,374
Net Asset Value, Offering and Redemption Price Per Share	$33.08		$30.70		$40.43
*Includes Market Value of Securities on Loan	$46,662,041		$2,351,750		$79,725,876

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X Uranium ETF
Assets:
Cost of Investments	$1,784,986,351
Cost of Repurchase Agreement	72,425,773
Cost of Foreign Currency	656,749
Investments, at Value	$1,953,717,641	*
Repurchase Agreement, at Value	72,425,773
Foreign Currency, at Value	614,998
Dividend, Interest, and Securities Lending Income Receivable	2,087,831
Total Assets	2,028,846,243
Liabilities:
Obligation to Return Securities Lending Collateral	173,271,783
Payable due to Investment Adviser	1,150,564
Cash Overdraft	404,802
Custodian Fees Payable	4,378
Total Liabilities	174,831,527
Net Assets	$1,854,014,716
Net Assets Consist of:
Paid-in Capital	$2,275,947,557
Total Distributable Loss	(421,932,841)
Net Assets	$1,854,014,716
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	78,921,666
Net Asset Value, Offering and Redemption Price Per Share	$23.49
*Includes Market Value of Securities on Loan	$157,349,267

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$8,384,933	$202,233	$28,862,988
Interest Income	19	—	—
Security Lending Income	662,663	40,962	187,902
Less: Foreign Taxes Withheld	(945,865)	(15,495)	(2,040,719)
Total Investment Income	8,101,750	227,700	27,010,171
Supervision and Administration Fees(1)	3,449,589	158,116	5,295,061
Custodian Fees(2)	5,477	2,301	6,117
Total Expenses	3,455,066	160,417	5,301,178
Net Investment Income	4,646,684	67,283	21,708,993
Net Realized Gain (Loss) on:
Investments(3)	(102,584,810)	1,734,040	34,642,349
Foreign Currency Transactions	(145,237)	17,033	159,408
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions	(102,730,047)	1,751,073	34,801,757
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(66,222,229)	513,744	119,518,721
Foreign Currency Translations	(27,493)	312	(346,696)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(66,249,722)	514,056	119,172,025
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Translations	(168,979,769)	2,265,129	153,973,782
Net Increase (Decrease) in Net Assets Resulting from Operations	$(164,333,085)	$2,332,412	$175,682,775

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

Global X Uranium ETF
Investment Income:
Dividend Income	$9,553,955
Interest Income	72
Security Lending Income	1,505,796
Less: Foreign Taxes Withheld	(1,016,683)
Total Investment Income	10,043,140
Supervision and Administration Fees(1)	5,058,712
Custodian Fees(2)	7,070
Total Expenses	5,065,782
Net Investment Income	4,977,358
Net Realized Gain (Loss) on:
Investments(3)	(62,045,795)
Foreign Currency Transactions	60,764
Net Realized Loss on Investments, Foreign Currency Transactions	(61,985,031)
Net Change in Unrealized Depreciation on:
Investments	(103,577,594)
Foreign Currency Translations	(139,337)
Net Change in Unrealized Depreciation on Investments, Foreign Currency Translations	(103,716,931)
Net Realized and Unrealized Loss on Investments, Foreign Currency Translations	(165,701,962)
Net Decrease in Net Assets Resulting from Operations	$(160,724,604)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$4,646,684	$11,414,236	$67,283	$341,661
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	(102,730,047)	79,366,405	1,751,073	6,719,405
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(66,249,722)	(219,907,736)	514,056	(12,421,306)
Net Increase (Decrease) in Net Assets Resulting from Operations	(164,333,085)	(129,127,095)	2,332,412	(5,360,240)
Distributions	(11,576,306)	(24,128,587)	(894,643)	(1,872,117)
Capital Share Transactions:
Issued	142,228,516	521,822,116	—	13,363,058
Reinvestment of Distributions	38,024	—	—	—
Redeemed	(37,316,993)	(253,367,779)	(5,664,979)	(17,078,187)
Increase (Decrease) in Net Assets from Capital Share Transactions	104,949,547	268,454,337	(5,664,979)	(3,715,129)
Total Increase (Decrease) in Net Assets	(70,959,844)	115,198,655	(4,227,210)	(10,947,486)
Net Assets:
Beginning of Year/Period	1,100,191,339	984,992,684	49,722,351	60,669,837
End of Year/Period	$1,029,231,495	$1,100,191,339	$45,495,141	$49,722,351
Share Transactions:
Issued	3,790,000	11,290,000	—	380,000
Redeemed	(1,040,000)	(6,220,000)	(170,000)	(540,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,750,000	5,070,000	(170,000)	(160,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$21,708,993	$12,758,141	$4,977,358	$10,932,296
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	34,801,757	85,687,912	(61,985,031)	71,128,100
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	119,172,025	(34,120,169)	(103,716,931)	283,286,817
Net Increase (Decrease) in Net Assets Resulting from Operations	175,682,775	64,325,884	(160,724,604)	365,347,213
Distributions	(17,491,645)	(7,289,000)	(67,335,340)	(2,489,718)
Capital Share Transactions:
Issued	1,030,251,900	1,114,784,902	834,881,583	1,003,893,102
Redeemed	(330,055,540)	(281,700,749)	(68,415,718)	(192,750,767)
Increase in Net Assets from Capital Share Transactions	700,196,360	833,084,153	766,465,865	811,142,335
Total Increase in Net Assets	858,387,490	890,121,037	538,405,921	1,173,999,830
Net Assets:
Beginning of Year/Period	994,008,766	103,887,729	1,315,608,795	141,608,965
End of Year/Period	$1,852,396,256	$994,008,766	$1,854,014,716	$1,315,608,795
Share Transactions:
Issued	27,680,000	29,630,000	32,970,000	45,120,000
Redeemed	(8,500,000)	(7,840,000)	(2,710,000)	(9,490,000)
Net Increase in Shares Outstanding from Share Transactions	19,180,000	21,790,000	30,260,000	35,630,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

This Page is Intentionally Blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2022 (Unaudited)	38.78	0.16	(5.45)	(5.29)	(0.41)	—	—
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
2019	23.20	0.21	7.38	7.59	(0.40)	—	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	—	(0.01)
Global X Gold Explorers ETF
2022 (Unaudited)	30.10	0.04	1.10	1.14	(0.54)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
2019	18.49	0.04	6.87	6.91	(0.01)	—	—
2018	21.46	0.06	(3.03)	(2.97)	—	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.41)	33.08	(13.75)	1,029,231	0.65	†	0.88	†	11.05
(0.91)	38.78	(6.43)	1,100,191	0.65		0.96		15.61
(0.55)	42.28	41.40	984,993	0.65		0.90		19.95
(0.40)	30.39	33.08	525,591	0.66		0.80		42.16
(0.01)	23.20	(27.40)	301,515	0.65		1.10		25.71
(1.07)	31.96	(18.61)	378,656	0.65		0.56		24.46

(0.54)	30.70	3.91	45,495	0.65	†	0.28	†	22.85
(1.04)	30.10	(7.36)	49,722	0.65		0.61		18.30
(0.44)	33.48	34.03	60,670	0.65		0.20		18.81
(0.01)	25.39	37.40	43,470	0.65		0.19		16.35
—	18.49	(13.84)	32,582	0.65		0.26		20.31
(8.05)	21.46	(13.61)	44,256	0.66		0.31		84.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Copper Miners ETF
2022 (Unaudited)	37.31	0.53	2.98	3.51	(0.39)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—	—
2017	17.60	0.20	7.93	8.13	(0.12)	—	—
Global X Uranium ETF
2022 (Unaudited)	27.04	0.08	(2.32)	(2.24)	(1.31)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	—	—
2018	11.88	0.03	0.48	0.51	(0.31)	—	—
2017	12.08	0.16	0.58	0.74	(0.94)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.39)	40.43	9.50	1,852,396	0.65	†	2.66	†	21.12
(0.48)	37.31	76.80	994,009	0.65		1.71		20.13
(0.13)	21.42	23.45	103,888	0.65		1.26		16.85
(0.70)	17.47	(6.51)	48,021	0.65		1.89		18.77
(0.43)	19.38	(23.12)	68,798	0.65		1.74		17.00
(0.12)	25.61	46.38	66,567	0.65		0.89		43.58

(1.31)	23.49	(8.05)	1,854,015	0.69	†	0.68	†	16.52
(0.13)	27.04	150.73	1,315,609	0.69		1.91		30.01
(0.24)	10.87	1.72	141,609	0.69		2.03		59.21
(0.16)	10.92	(8.42)	187,616	0.71		1.46		23.93
(0.31)	12.08	3.79	308,953	0.72		0.20		54.06
(0.94)	11.88	5.75	236,218	0.69		1.16		11.95

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
April 30, 2022

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2022, the Trust had one hundred and two portfolios, ninety-four of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent,

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2022, there was $- and $2,712,062 of fair valued securities in Global X Gold Explorers ETF and Global X Copper Miners ETF, respectively. There were no other securities priced using the Fair Value Procedures.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$22,628,304	$22,628,304	$–	$–
Global X Gold Explorers ETF
BNP Paribas	1,018,057	1,018,057	–	–
Global X Copper Miners ETF
BNP Paribas	36,109,141	36,109,141	–	–
Global X Uranium ETF
BNP Paribas	72,425,773	72,425,773	–	–

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value as of April 30, 2022	Redemption Fee
Global X Silver Miners ETF	10,000	$500	$330,800	$500
Global X Gold Explorers ETF	10,000	1,000	307,000	1,000
Global X Copper Miners ETF	10,000	600	404,300	600
Global X Uranium ETF	10,000	500	234,900	500

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$115,499,315	$115,487,133
Global X Gold Explorers ETF	10,956,619	11,518,686
Global X Copper Miners ETF	402,276,139	334,937,445
Global X Uranium ETF	273,532,738	239,450,837

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

4. INVESTMENT TRANSACTIONS (continued)
For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$133,425,386	$35,129,767	$10,354,978
Global X Gold Explorers ETF	–	5,810,552	2,429,387
Global X Copper Miners ETF	966,903,282	332,511,795	65,769,656
Global X Uranium ETF	732,945,832	63,458,389	32,744,513

For the year ended October 31, 2021, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$469,304,059	$237,743,775	$97,812,186
Global X Gold Explorers ETF	11,835,829	17,161,642	6,912,772
Global X Copper Miners ETF	985,187,871	279,973,030	96,971,140
Global X Uranium ETF	901,494,044	174,915,494	75,970,460

During the period ended April 30, 2022, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years ended October 31, 2021 and 2020 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2021	$24,128,587	$–	$–	$24,128,587
2020	9,504,825	–	–	9,504,825
Global X Gold Explorers ETF
2021	$1,872,117	$–	$–	$1,872,117
2020	723,922	–	–	723,922
Global X Copper Miners ETF
2021	$7,289,000	$–	$–	$7,289,000
2020	482,851	–	–	482,851
Global X Uranium ETF
2021	$2,489,718	$–	$–	$2,489,718
2020	3,325,778	–	–	3,325,778

As of October 31, 2021, the components of tax basis accumulated losses were as follows:
	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$8,718,044	$860,772	$16,211,644	$66,047,592
Capital Loss Carryforwards	(345,566,494)	(64,952,926)	(27,266,454)	(470,192,997)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(75,008,983)	(1,469,523)	(57,925,867)	210,272,508
Other Temporary Differences	(6)	(2)	(10)	–
Total Accumulated Losses	$(411,857,439)	$(65,561,679)	$(68,980,687)	$(193,872,897)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$70,569,208	$274,997,286	$345,566,494
Global X Gold Explorers ETF	14,726,770	50,226,156	64,952,926
Global X Copper Miners ETF	12,458,349	14,808,105	27,266,454
Global X Uranium ETF	87,554,139	382,638,858	470,192,997

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

5. TAX INFORMATION (continued)
During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Gold Explorers ETF	$–	$907,346	$907,346
Global X Copper Miners ETF	–	7,101,349	7,101,349
Global X Uranium ETF	–	5,243,653	5,243,653

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2022 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$1,175,873,013	$70,111,620	$(165,043,593)	$(94,931,973)
Global X Gold Explorers ETF	46,593,039	7,806,999	(6,386,560)	1,420,439
Global X Copper Miners ETF	1,847,620,642	165,086,186	(80,640,563)	84,445,623
Global X Uranium ETF	1,857,412,124	199,185,466	(30,454,176)	168,731,290

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

6. CONCENTRATION OF RISKS (continued)
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of the its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
At April 30, 2022, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
Barclays Capital Inc.	$1,363,773	$1,521,047
BNP Paribas Securities Corp	24,163,087	26,033,229
BofA Securities Inc.	4,829,055	5,222,324
Citigroup Global Markets Inc.	181,862	194,063
Credit Suisse Securities (USA) LLC	436,681	653,715
Goldman Sachs & Co.	1,208,735	1,270,062
J.P. Morgan Securities LLC	5,893,369	7,413,141
Morgan Stanley & Co. LLC	4,376,466	6,026,725
Scotia Capital (USA) Inc	3,460,013	4,518,297
SG Americas Securities LLC	644	698
UBS AG London Branch	153,641	283,529
UBS Securities LLC	286,145	302,000
Wells Fargo Securities LLC	308,570	761,900
Total	$46,662,041	$54,200,730
Global X Gold Explorers ETF
BofA Securities Inc.	$2,026,471	$2,098,477
Citigroup Global Markets Inc.	35,593	37,235
Morgan Stanley & Co. LLC	166,612	174,020
Nomura Securities International Inc.	74	77
UBS AG London Branch	123,000	128,050
Total	$2,351,750	$2,437,859
Global X Copper Miners ETF
Barclays Bank PLC	$44,084,855	$45,467,188
Barclays Capital Inc.	117,123	144,444
BofA Securities Inc.	29,865,367	30,925,448
J.P. Morgan Securities LLC	4,104,474	6,813,959
Morgan Stanley & Co. LLC	88,340	444,073
Scotia Capital (USA) Inc	474,138	1,335,600
UBS AG London Branch	866,654	985,069
UBS Securities LLC	124,925	351,900
Total	$79,725,876	$86,467,681

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Uranium ETF
Barclays Capital Inc.	$3,728,298	$4,007,001
BNP Paribas Securities Corp	641,912	711,618
BofA Securities Inc.	44,644,667	48,259,029
Citigroup Global Markets Inc.	119,422	126,343
Credit Suisse Securities (USA) LLC	2,173,171	2,410,427
Goldman Sachs & Co.	36,891,475	38,729,386
J.P. Morgan Securities LLC	46,267,682	53,185,397
Morgan Stanley & Co. LLC	7,720,156	8,334,732
National Financial Services LLC	1,476,579	1,642,126
Scotia Capital (USA) Inc.	9,077,311	9,896,202
UBS AG London Branch	3,252,882	4,545,042
UBS Securities LLC	1,355,712	1,424,480
Total	$157,349,267	$173,271,783

8. CONTRACTURAL OBLIGATION
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted a related recordkeeping rule, (together with Rule 2a-5, the “Rules”) and is rescinding previously

Notes to Financial Statements (Unaudited) (Concluded)
April 30, 2022

9. REGULATORY MATTERS (continued)
issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the Rules by September 8, 2022. Management is currently assessing the potential impact of the Rules on the Funds’ financial statements.
10. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 through April 30, 2022.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$862.80	0.65%	$3.00
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,039.10	0.66%	$3.34
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,095.00	0.65%	$3.38
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Uranium ETF
Actual Fund Return	$1,000.00	$919.50	0.69%	$3.28
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held via videoconference November 12, 20211, called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
●	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
●	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
●
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

●
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

●
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Approval of Investment Advisory Agreement (Unaudited) (Continued)

Comparison of Fees and Services
With respect to this factor, the Board considered:
●
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

●
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

●
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
●
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

●	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (Unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2022

By (Signature and Title)

/s/ John Belanger
John Belanger
Chief Financial Officer

Date: July 7, 2022